Concentrations and Credit Risks (Details) - Product Revenue - Gross Sales - Product Concentration Risk [Member] - item	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Concentrations and Credit Risk
Number of products	1	1
Concentration risk (as a percent)	73.00%	100.00%